Income Taxes - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of income tax [line items]
Statutory rate of income tax	30.00%	30.00%	30.00%
Tax profit (loss)	$ 100,905	$ 363,747	$ 724,862
Tax losses not recognized	1,961	1,568	1,372
Tiendas BBB
Schedule of income tax [line items]
Tax profit (loss)	(6,238)	(8,531)	(15,185)
Desarrolladora Tres B
Schedule of income tax [line items]
Tax profit (loss)	(307)	(132)	(671)
Inflation permitted by tax authorities	315
Tiendas Tres B
Schedule of income tax [line items]
Tax profit (loss)	$ (1,124,318)	$ (1,003,720)	$ (618,404)